NON-CONTROLLING INTEREST (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Nov. 07, 2017
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Non-controlling interest, Beginning Balance	$ 489	$ 495	$ 474
Net income (loss) attributable to non-controlling interest	(32)	(28)	(3)
Foreign currency translation adjustment attributable to non-controlling interest	(57)	22	24
Non-controlling interest, Ending balance	$ 400	$ 489	$ 495
Hengbang Insurance
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership equity interest	0.20%			0.20%